Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Fastenal Co.	4,032,708	288,016
	Albemarle Corp.	206,972	19,602
			307,618
Consumer Discretionary (13.9%)
*	Trade Desk Inc. Class A	3,152,517	345,674
*	Copart Inc.	6,099,051	319,590
	Yum! Brands Inc.	1,980,025	276,629
	Royal Caribbean Cruises Ltd.	1,540,892	273,293
	Tractor Supply Co.	759,635	221,001
*	Lululemon Athletica Inc.	802,052	217,637
	Hilton Worldwide Holdings Inc.	867,696	200,004
*	AutoZone Inc.	60,151	189,478
*	Take-Two Interactive Software Inc.	1,172,663	180,250
*	ROBLOX Corp. Class A	3,793,296	167,891
*	Aptiv plc	1,871,541	134,770
*	Ulta Beauty Inc.	336,031	130,756
	Las Vegas Sands Corp.	2,593,061	130,535
*	Expedia Group Inc.	877,857	129,940
*	Live Nation Entertainment Inc.	1,144,217	125,280
*	Carnival Corp.	6,718,897	124,165
*	Burlington Stores Inc.	449,478	118,428
	Rollins Inc.	2,046,392	103,507
*	NVR Inc.	10,293	100,993
	Domino's Pizza Inc.	192,289	82,711
	Pool Corp.	127,977	48,222
	Warner Music Group Corp. Class A	897,486	28,091
			3,648,845
Consumer Staples (1.9%)
	Hershey Co.	1,039,954	199,442
	Church & Dwight Co. Inc.	1,724,040	180,541
	Brown-Forman Corp. Class B	2,044,446	100,587
	Brown-Forman Corp. Class A	297,372	14,298
			494,868
Energy (5.5%)
	Hess Corp.	1,952,833	265,195
	Diamondback Energy Inc.	1,340,015	231,019
*	First Solar Inc.	716,154	178,637
	Devon Energy Corp.	4,409,842	172,513
	Coterra Energy Inc.	4,945,825	118,452
	Targa Resources Corp.	771,402	114,175
*	Enphase Energy Inc.	905,989	102,395
	Halliburton Co.	2,797,690	81,273
	EQT Corp.	2,091,616	76,637
	Texas Pacific Land Corp.	68,780	60,852
	Marathon Oil Corp.	1,969,644	52,452
			1,453,600
Financials (7.5%)
	Apollo Global Management Inc.	2,807,553	350,691
	MSCI Inc.	526,180	306,726
*	Coinbase Global Inc. Class A	1,357,780	241,916
	Ares Management Corp. Class A	1,243,382	193,769
	Broadridge Financial Solutions Inc.	821,891	176,731
	Brown & Brown Inc.	1,607,096	166,495
	FactSet Research Systems Inc.	267,887	123,188
	LPL Financial Holdings Inc.	526,499	122,479
	Interactive Brokers Group Inc. Class A	728,122	101,471
	Tradeweb Markets Inc. Class A	818,959	101,281
*	Markel Group Inc.	43,303	67,924
*	Rocket Cos. Inc. Class A	940,422	18,047
			1,970,718

		Shares	Market Value ($000)
Health Care (12.3%)
	Agilent Technologies Inc.	2,054,649	305,074
*	IDEXX Laboratories Inc.	579,618	292,835
*	IQVIA Holdings Inc.	1,219,610	289,011
	ResMed Inc.	1,034,730	252,598
*	Alnylam Pharmaceuticals Inc.	904,086	248,651
*	Veeva Systems Inc. Class A	1,024,552	215,023
*	Dexcom Inc.	2,822,011	189,188
*	Moderna Inc.	2,436,306	162,818
*	Cooper Cos. Inc.	1,402,248	154,724
	West Pharmaceutical Services Inc.	510,855	153,338
*	Waters Corp.	418,043	150,450
*	Illumina Inc.	1,121,827	146,297
*	Molina Healthcare Inc.	412,673	142,191
*	Edwards Lifesciences Corp.	2,121,120	139,973
*	Align Technology Inc.	499,730	127,091
*	BioMarin Pharmaceutical Inc.	1,340,721	94,239
	STERIS plc	347,240	84,220
*	Insulet Corp.	246,885	57,462
*	Incyte Corp.	576,434	38,102
			3,243,285
Industrials (21.9%)
	TransDigm Group Inc.	375,393	535,735
	Cintas Corp.	2,412,767	496,740
	WW Grainger Inc.	309,456	321,466
*	Fair Isaac Corp.	164,032	318,800
	Quanta Services Inc.	1,037,533	309,340
	Howmet Aerospace Inc.	2,874,263	288,145
	AMETEK Inc.	1,630,531	279,979
	Old Dominion Freight Line Inc.	1,358,215	269,796
	Verisk Analytics Inc.	1,002,982	268,759
*	Block Inc. Class A	3,910,085	262,484
	Equifax Inc.	871,379	256,063
	Vulcan Materials Co.	929,998	232,899
	Martin Marietta Materials Inc.	430,398	231,662
	Xylem Inc.	1,710,511	230,970
*	Mettler-Toledo International Inc.	150,405	225,562
	Veralto Corp.	1,653,172	184,924
*	Corpay Inc.	464,513	145,281
*	Teledyne Technologies Inc.	329,465	144,194
	Ingersoll Rand Inc.	1,420,718	139,458
*	GE Vernova Inc.	483,806	123,361
	HEICO Corp. Class A	530,242	108,042
	Rockwell Automation Inc.	399,531	107,258
	JB Hunt Transport Services Inc.	574,572	99,016
	HEICO Corp.	289,655	75,739
	TransUnion	684,153	71,631
*	Trimble Inc.	859,885	53,390
*,1	Symbotic Inc. Class A	87,079	2,124
			5,782,818
Real Estate (7.3%)
	Welltower Inc.	4,289,756	549,217
	Realty Income Corp.	6,132,847	388,945
	Extra Space Storage Inc.	1,492,452	268,925
*	CoStar Group Inc.	2,886,028	217,722
	SBA Communications Corp.	756,847	182,173
	Invitation Homes Inc.	4,098,329	144,507
	Sun Communities Inc.	877,955	118,656
[1]	Lineage Inc.	482,579	37,825
	UDR Inc.	580,673	26,328
			1,934,298
Technology (21.9%)
	Amphenol Corp. Class A	8,480,879	552,614
*	Palantir Technologies Inc. Class A	14,332,396	533,165
*	DoorDash Inc. Class A	2,284,741	326,101
	Monolithic Power Systems Inc.	326,155	301,530
*	Gartner Inc.	515,537	261,254
	Vertiv Holdings Co. Class A	2,509,785	249,699

			Shares	Market Value ($000)
*		Datadog Inc. Class A	2,081,367	239,482
		Marvell Technology Inc.	3,047,877	219,813
*		ON Semiconductor Corp.	3,016,583	219,034
*		ANSYS Inc.	615,396	196,084
*		HubSpot Inc.	343,528	182,619
*		Atlassian Corp. Class A	1,126,988	178,977
*		Tyler Technologies Inc.	300,509	175,413
*		Fortinet Inc.	2,154,665	167,094
*		Cloudflare Inc. Class A	2,031,625	164,338
		Seagate Technology Holdings plc	1,480,243	162,131
*		GoDaddy Inc. Class A	992,760	155,645
		Teradyne Inc.	1,149,122	153,902
		Microchip Technology Inc.	1,889,093	151,675
*,1		Super Micro Computer Inc.	350,432	145,920
*		Pinterest Inc. Class A	4,250,455	137,587
*		MongoDB Inc.	490,723	132,667
*		Snowflake Inc. Class A	1,060,982	121,864
*		VeriSign Inc.	584,223	110,979
*		Zscaler Inc.	638,659	109,172
*,1		MicroStrategy Inc. Class A	615,070	103,701
*		AppLovin Corp. Class A	784,475	102,413
*		Okta Inc.	1,133,450	84,261
*		Snap Inc. Class A	7,422,517	79,421
		Bentley Systems Inc. Class B	1,125,640	57,194
*		Super Micro Computer Inc.	81	34
				5,775,783
Telecommunications (2.0%)
		Motorola Solutions Inc.	1,174,930	528,284
Utilities (4.5%)
		Constellation Energy Corp.	2,219,156	577,025
		Waste Connections Inc.	1,817,059	324,927
		Vistra Corp.	2,419,438	286,800
				1,188,752
Total Common Stocks (Cost $17,658,371)				26,328,869
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $38,518)	5.014%	385,274	38,527
Total Investments (100.0%) (Cost $17,696,889)				26,367,396
Other Assets and Liabilities—Net (0.0%)				(6,934)
Net Assets (100%)				26,360,462
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,681,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,039,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	3	872	3
E-mini S&P Mid-Cap 400 Index	December 2024	46	14,484	193
				196

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Domino's Pizza Inc.	8/29/25	BANA	22,367	(5.143)	855	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $706,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,328,869	—	—	26,328,869
Temporary Cash Investments	38,527	—	—	38,527
Total	26,367,396	—	—	26,367,396

Derivative Financial Instruments
Assets
Futures Contracts[1]	196	—	—	196
Swap Contracts	—	855	—	855
Total	196	855	—	1,051
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.